Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2020
Accrued liabilities and other payables
Accrued liabilities and other payables

16.          Accrued liabilities and other payables

(In thousands)	December 31, 2019	December 31, 2020
Payroll and welfare	14,995	12,871
Tax levies	4,538	3,394
Payables related to Kankan	3,733	2,581
Payables for advertisement	3,606	1,895
Legal and litigation related expenses (note 28)	2,765	1,640
Professional fees	2,714	2,106
Agency commissions and rebates—online advertising	2,521	2,696
Payables for construction in progress	1,382	5,291
Tax surcharges	1,076	1,095
Payables for technological services	778	617
Payables for gaming distribution	288	148
Deposits from customers	225	229
Payables for proceeds from selling exercised stock options and restricted shares	94	137
Payables for purchase of equipment	21	29
Others	4,104	3,960
Total	42,840	38,689